1
The Gabelli Global Growth Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 93 .7%
INFORMATION TECHNOLOGY - SEMICONDUCTORS,
HARDWARE, AND EQUIPMENT — 17 .8%
24,300 Apple Inc. ................................................ $ 5,661,900
12,600 Applied Materials Inc. ............................... 2,545,830
3,550 ASML Holding NV .................................... 2,958,038
16,830 Eaton Corp. plc ......................................... 5,578,135
8,200 Keyence Corp. .......................................... 3,900,170
106,000 NVIDIA Corp. ........................................... 12,872,640
33,516,713
COMMUNICATION SERVICES — 16 .9%
16,200 Alphabet Inc. , Cl. A ................................... 2,686,770
34,320 Alphabet Inc. , Cl. C ................................... 5,737,961
18,000 Meta Platforms Inc. , Cl. A ......................... 10,303,920
11,400 Netflix Inc. † .............................................. 8,085,678
13,400 Spotify Technology SA † ............................ 4,938,302
31,752,631
HEALTH CARE — 13 .1%
35,000 Boston Scientific Corp. † ........................... 2,933,000
9,320 Eli Lilly & Co. ........................................... 8,256,961
8,400 Intuitive Surgical Inc. † .............................. 4,126,668
34,600 Novo Nordisk A/S , ADR ............................ 4,119,822
8,480 Stryker Corp. ............................................ 3,063,485
3,450 Thermo Fisher Scientific Inc. ..................... 2,134,066
24,634,002
FINANCIALS — 11 .4%
9,705 Chubb Ltd. ............................................... 2,798,825
169,000 Investor AB , Cl. B ..................................... 5,201,037
25,500 KKR & Co. Inc. ......................................... 3,329,790
6,700 Mastercard Inc. , Cl. A ............................... 3,308,460
4,020 S&P Global Inc. ........................................ 2,076,812
17,000 Visa Inc. , Cl. A .......................................... 4,674,150
21,389,074
CONSUMER DISCRETIONARY — 11 .4%
56,000 Amazon.com Inc. † ................................... 10,434,480
52,000 Chipotle Mexican Grill Inc. † ...................... 2,996,240
2,000 Christian Dior SE ...................................... 1,443,756
6,200 LVMH Moet Hennessy Louis Vuitton SE .... 4,751,703
35,100 On Holding AG , Cl. A † .............................. 1,760,265
21,386,444
INFORMATION TECHNOLOGY - SOFTWARE AND
SERVICES — 10 .9%
2,310 Adobe Inc. † .............................................. 1,196,072
4,330 Cadence Design Systems Inc. † ................. 1,173,560
8,530 CrowdStrike Holdings Inc. , Cl. A † ............. 2,392,409
2,910 Intuit Inc. ................................................. 1,807,110
24,400 Microsoft Corp. ........................................ 10,499,320
3,760 ServiceNow Inc. † ..................................... 3,362,906
20,431,377
Shares
Market
Value
INDUSTRIALS — 8 .2%
10,800 GE Vernova Inc. † ...................................... $ 2,753,784
19,850 General Electric Co. .................................. 3,743,313
10,400 Schneider Electric SE ................................ 2,734,431
15,800 Trane Technologies plc ............................. 6,141,934
15,373,462
CONSUMER STAPLES — 3 .0%
12,750 L'Oreal SA ................................................ 5,706,160
MATERIALS — 1 .0%
3,900 Linde plc .................................................. 1,859,754
TOTAL COMMON STOCKS ........................ 176,049,617
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .3%
$ 11,915,000 U.S. Treasury Bills,
4.540 % to 5.261% †† ,
10/10/24 to 12/26/24 ............................ 11,857,347
TOTAL INVESTMENTS — 100.0%
(Cost $ 82,853,843 ) ............................... $ 187,906,964
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 75 .3% $ 141,452,522
Europe .............................. 22 .6 42,554,272
Japan ............................... 2 .1 3,900,170
100.0% $ 187,906,964